DEFERRED INCOME (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Deferred income	$ 1,073,487	$ 1,230,207	$ 1,051,983
Current portion of deferred income	121,897	125,345	$ 122,643
Government Grants [Member]
Deferred income recognized	165,646	286,095
Asset Based Grants [Member]
Deferred income recognized	124,914	232,142
Income Based Grants [Member]
Deferred income recognized	$ 40,732	$ 53,953